NYSE Euronext

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

Received SEC
JUL 12 2011
Washington, DC 20549

July 12, 2011

CERT ARCA
001-10257

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

11007835

Re:	Issuer:	Barclays Bank PLC
	CIK:	0000312070
	SEC File Number:	001-10257
	Form Type:	8-A12B
	Filing Date:	7/12/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

iPath® US Treasury 5-year Bear ETN

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,